Summary Of Interest Costs Incurred (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Expense, Nonoperating [Line Items]
Interest costs capitalized	$ 33,141	$ 31,321	$ 48,169
- Interest on bank and other borrowings	157,908	67,803	35,494
- Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	31,326	19,278	14,574
- Interest on long-term payable due to Q-cells	704	7,931	0
Sub-total	189,938	95,012	50,068
Total interest costs	$ 223,079	$ 126,333	$ 98,237